1. GENERAL INFORMATION AND GROUP STRUCTURE (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfDiscontinuedOperationsLineItems [Line Items]
Revenue	$ 50,347	$ 25,110	$ 7,106
Cost of sales	(34,427)	(20,153)	(7,038)
Gross profit	15,920	4,957	68
Selling expenses	2,904	2,132	973
Administrative expenses	4,905	3,628	1,221
Exploration expenses	44	94	3
Other operating income	3,388	4,164	6,517
Other operating expenses	2,951	1,876	769
Operating income (loss)	10,155	1,983	3,643
Finance income	1,432	849	331
Finance costs	(5,112)	(4,277)	(1,257)
Other financial results	(2,266)	(80)	1,719
Financial results, net	(5,946)	(3,508)	793
Income (loss) before income tax	4,209	(1,525)	4,436
Income tax and minimum notional income tax	(1,367)	(1,201)	587
Profit (loss) of the year from discontinued operations	94	72	0
Items that will not be reclassified to profit or loss
Remeasurements related to defined benefit plans	1	(30)	(1)
Income tax	0	(10)	0
Items that may be reclassified to profit or loss
Exchange differences on translation	(93)	(15)	0
Other comprehensive income of the year from discontinued operations	603	249	0
Profit (loss) of the year for discontinued operations
Owners of the company	(17)	82	0
Profit (loss) of the year from discontinued operations	94	72	0
Total comprehensive income (loss) of the year for discontinued operations attributable to:
Owners of the company	266	232	0
Oil and gas
DisclosureOfDiscontinuedOperationsLineItems [Line Items]
Revenue	8,831	4,863	848
Cost of sales	(6,581)	(3,737)	(660)
Gross profit	4,060	1,842	284
Selling expenses	455	334	116
Administrative expenses	975	632	150
Exploration expenses	44	94	3
Other operating income	2,522	1,892	552
Other operating expenses	776	826	82
Operating income (loss)	4,376	1,859	485
Finance income	96	103	1
Finance costs	(245)	(730)	(389)
Other financial results	(193)	22	419
Financial results, net	(342)	(605)	31
Income (loss) before income tax	4,034	1,254	516
Income tax and minimum notional income tax	389	305	164
Profit (loss) of the year from discontinued operations	121	(74)
Profit (loss) of the year for discontinued operations
Profit (loss) of the year from discontinued operations	121	(74)
Eliminations
DisclosureOfDiscontinuedOperationsLineItems [Line Items]
Revenue	0	0	0
Cost of sales	1,837	740	96
Gross profit	(46)	(19)	(16)
Selling expenses	(14)	0	0
Administrative expenses	(40)	(28)	(16)
Exploration expenses	0	0	0
Other operating income	(4)	(61)	0
Other operating expenses	0	(64)	0
Operating income (loss)	4	12	0
Finance income	(41)	(167)	(87)
Finance costs	41	168	87
Other financial results	0	(2)	0
Financial results, net	0	(1)	0
Income (loss) before income tax	4	11	0
Income tax and minimum notional income tax	0	0	$ 0
Profit (loss) of the year from discontinued operations	16	71
Profit (loss) of the year for discontinued operations
Profit (loss) of the year from discontinued operations	16	71
Discontinued operations
DisclosureOfDiscontinuedOperationsLineItems [Line Items]
Revenue	15,877	6,185
Cost of sales	(12,190)	(4,983)
Gross profit	3,687	1,202
Selling expenses	(2,139)	(820)
Administrative expenses	(207)	(48)
Exploration expenses	(19)	(41)
Other operating income	600	317
Other operating expenses	(291)	(377)
Impairment of non current assets classified as held for sale	(687)	233
Operating income (loss)	944
Finance income	37	44
Finance costs	(16)	(19)
Other financial results	(253)	(83)
Financial results, net	(232)	(58)
Income (loss) before income tax	712	175
Income tax and minimum notional income tax	(618)	(103)
Profit (loss) of the year from discontinued operations	94	72
Items that will not be reclassified to profit or loss
Remeasurements related to defined benefit plans	10	(48)
Income tax	(180)	17
Items that may be reclassified to profit or loss
Exchange differences on translation	773	280
Other comprehensive income of the year from discontinued operations	603	249
Total comprehensive income (loss) of the year for discontinued operations	697	321
Profit (loss) of the year for discontinued operations
Owners of the company	(17)	82
Non - controlling interest	111	(10)
Profit (loss) of the year from discontinued operations	94	72
Total comprehensive income (loss) of the year for discontinued operations attributable to:
Owners of the company	266	232
Non - controlling interest	431	89
Total comprehensive income (loss)	697	321
Discontinued operations | Oil and gas
DisclosureOfDiscontinuedOperationsLineItems [Line Items]
Revenue	5,972	2,456
Cost of sales	(4,840)	(1,941)
Gross profit	1,132	515
Selling expenses	(182)	(63)
Administrative expenses	(127)	(25)
Exploration expenses	(19)	(41)
Other operating income	377	235
Other operating expenses	(181)	(656)
Impairment of non current assets classified as held for sale	0	(35)
Operating income (loss)	1,000
Finance income	22	38
Finance costs	0	(10)
Other financial results	(239)	(43)
Financial results, net	(217)	(15)
Income (loss) before income tax	783	(50)
Income tax and minimum notional income tax	(662)	(24)
Profit (loss) of the year from discontinued operations	121	(74)
Items that will not be reclassified to profit or loss
Remeasurements related to defined benefit plans	(7)	(62)
Income tax	(174)	22
Items that may be reclassified to profit or loss
Exchange differences on translation	773	280
Other comprehensive income of the year from discontinued operations	592	240
Total comprehensive income (loss) of the year for discontinued operations	713	166
Profit (loss) of the year for discontinued operations
Owners of the company	10	(64)
Non - controlling interest	111	(10)
Profit (loss) of the year from discontinued operations	121	(74)
Total comprehensive income (loss) of the year for discontinued operations attributable to:
Owners of the company	282	77
Non - controlling interest	431	89
Total comprehensive income (loss)	713	166
Discontinued operations | Refining y distribution
DisclosureOfDiscontinuedOperationsLineItems [Line Items]
Revenue	16,795	6,550
Cost of sales	(14,256)	(5,973)
Gross profit	2,539	577
Selling expenses	(1,957)	(757)
Administrative expenses	(80)	(23)
Exploration expenses	0	0
Other operating income	223	459
Other operating expenses	(110)	(98)
Impairment of non current assets classified as held for sale	(687)	158
Operating income (loss)	(72)
Finance income	15	6
Finance costs	(16)	(9)
Other financial results	(14)	(40)
Financial results, net	(15)	(43)
Income (loss) before income tax	(87)	115
Income tax and minimum notional income tax	44	(40)
Profit (loss) of the year from discontinued operations	(43)	75
Items that will not be reclassified to profit or loss
Remeasurements related to defined benefit plans	17	14
Income tax	(6)	(5)
Items that may be reclassified to profit or loss
Exchange differences on translation	0	0
Other comprehensive income of the year from discontinued operations	11	9
Total comprehensive income (loss) of the year for discontinued operations	(32)	84
Profit (loss) of the year for discontinued operations
Owners of the company	(43)	75
Non - controlling interest	0	0
Profit (loss) of the year from discontinued operations	(43)	75
Total comprehensive income (loss) of the year for discontinued operations attributable to:
Owners of the company	(32)	84
Non - controlling interest	0	0
Total comprehensive income (loss)	(32)	84
Discontinued operations | Eliminations
DisclosureOfDiscontinuedOperationsLineItems [Line Items]
Revenue	(6,890)	(2,821)
Cost of sales	6,906	2,931
Gross profit	16	110
Selling expenses	0	0
Administrative expenses	0	0
Exploration expenses	0	0
Other operating income	0	(377)
Other operating expenses	0	377
Impairment of non current assets classified as held for sale	0	110
Operating income (loss)	16
Finance income	0	0
Finance costs	0	0
Other financial results	0	0
Financial results, net	0	0
Income (loss) before income tax	16	110
Income tax and minimum notional income tax	0	(39)
Profit (loss) of the year from discontinued operations	16	71
Items that will not be reclassified to profit or loss
Remeasurements related to defined benefit plans	0	0
Income tax	0	0
Items that may be reclassified to profit or loss
Exchange differences on translation	0	0
Other comprehensive income of the year from discontinued operations	0	0
Total comprehensive income (loss) of the year for discontinued operations	16	71
Profit (loss) of the year for discontinued operations
Owners of the company	16	71
Non - controlling interest	0	0
Profit (loss) of the year from discontinued operations	16	71
Total comprehensive income (loss) of the year for discontinued operations attributable to:
Owners of the company	16	71
Non - controlling interest	0	0
Total comprehensive income (loss)	$ 16	$ 71